GS Mortgage-Backed Securities Trust 2021-RPL2 ABS-15G

Exhibit 99.3 Schedule 8

Customer Loan ID	Seller Loan ID	Review Pay History	Loan Status	Next Due Date	As Of Date	Currently Delinquent	Current F/C (Not Yet REO)	Current Bankruptcy?	Currently REO?	Current Contractual P&I	(Cash)	(Dlq)	(P&I Applied)	(P&I Expected)	(Cash Velocity)	(Payment Date)	(Due Date)	(Interest Paid Through Date)	ID3 Mo CV	ID6 Mo CV	ID9 Mo CV	ID12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Pay History (Tape)	PYHS String	Pay History Start Date	Pay History End Date	Current Principal Balance Tape	Pay History Comments	Advance Details	Corp.Adv .Balance	Recoverable?	Escrow Adv. Balance	Oldest Dt of Corporate Adv.	Total Unpaid / Accrued Interest	Date of Last Proof of Claim Filed (for BK loans)	Advances Comments
XXXX				XXXX		No				XXXX																	XXXX	XXXX
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